LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt and Senior Notes
Long-term debt at December 31, 2017 and 2016 consisted of the following:

(In thousands)	December 31,	December 31,
	2017	2016
Clear Channel Worldwide Holdings Notes	$4,925,000	$4,925,000
Clear Channel International B.V. Senior Notes	375,000	225,000
Senior revolving credit facility due 2018	—	—
Other debt	2,393	14,798
Original issue discount	(241)	(6,738)
Long-term debt fees	(35,426)	(41,069)
Total debt	$5,266,726	$5,116,991
Less: current portion	573	6,971
Total long-term debt	$5,266,153	$5,110,020

(1)
The Senior revolving credit facility provides for borrowings up to $75.0 million (the revolving credit commitment). As of December 31, 2017, we had $71.2 million of letters of credit outstanding, and $3.8 million of availability, under the senior revolving credit facility.

As of December 31, 2017 and 2016, the Company had Senior Notes consisting of:

(In thousands)	Maturity Date	Interest Rate	Interest Payment Terms	12/31/2017	12/31/2016
CCWH Senior Notes:
6.5% Series A Senior Notes Due 2022	11/15/2022	6.5%	Payable to the trustee weekly in arrears and to noteholders on May 15 and November 15 of each year	$735,750	$735,750
6.5% Series B Senior Notes Due 2022	11/15/2022	6.5%	Payable to the trustee weekly in arrears and to noteholders on May 15 and November 15 of each year	1,989,250	1,989,250
CCWH Senior Subordinated Notes:
7.625% Series A Senior Notes Due 2020	3/15/2020	7.625%	Payable to the trustee weekly in arrears and to noteholders on March 15 and September 15 of each year	275,000	275,000
7.625% Series B Senior Notes Due 2020	3/15/2020	7.625%	Payable to the trustee weekly in arrears and to noteholders on March 15 and September 15 of each year	1,925,000	1,925,000
Total CCWH Notes				$4,925,000	$4,925,000
Clear Channel International B.V. Senior Notes:
8.75% Senior Notes Due 2020	12/15/2020	8.750%	Payable semi-annually in arrears on June 15 and December 15 of each year	375,000	225,000
Total Senior Notes				$5,300,000	$5,150,000

Schedule of Future Maturities of Long-Term Debt
Future maturities of long-term debt as of December 31, 2017 are as follows:

(in thousands)
2018	$533
2019	168
2020	2,575,143
2021	169
2022	2,725,194
Thereafter	1,186
Total (1)	$5,302,393

(1)	Excludes original issue discount and long-term debt fees of $0.2 million and $35.5 million, respectively, which are amortized through interest expense over the life of the underlying debt obligations.